Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes - Schedule of Provision for Income Taxes (Details) [Line Items]
Income (loss) before income taxes	$ (21,885,410)	$ 2,791,875	$ (832,074)
Combined statutory income tax rate	26.14%	26.14%	27.00%
Income tax benefit at the statutory tax rate	$ (5,719,752)	$ 729,657	$ (224,660)
Non-deductible expenses	8,384	15,626	273,784
Revaluation of warrant liabilities	1,181,962	(8,365,980)	(418,774)
Foreign exchange gain	360,003	(593,325)
Share based compensation	421,396		1,304,058
Impairment of goodwill		329,506
Effect of lower tax rate of subsidiary			(103,388)
Other		59,931	126,874
Change in unrecognized deferred tax asset	3,748,007	6,287,118	1,342,725
Deferred Income tax (recovery) provision		(1,537,467)	2,300,619
Current income taxes in the income statement			127,340
Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	(3,748,007)	(7,824,585)	2,089,839
Prior period adjustment			83,440
Change in unrecognized deferred tax asset	3,748,007	6,287,118
Deferred Income tax (recovery) provision		(1,537,467)	2,173,279
Total income tax expense (recovery) for the year		$ (1,537,467)	$ 2,300,619